OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables
	As of December 31,
	2013	2012
Government receivables	$4,435	$2,773
Others	6,508	2,606
	$10,943	$5,379